Financial Instruments - Loss (Gain) on Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Unrealized loss (gain) on derivative financial instruments	$ (9)	$ 8
Realized loss (gain) on derivative financial instruments	1	(2)
Gain on derivative financial instruments	$ (8)	$ 6